Dean Large Cap Value Fund


Performance Review
The Dean Large Cap Value Fund's Class A shares posted a return of -10.3% for the six months ending September 30, 2001. This kept the performance of the Fund's Class A shares in the top 10th percentile according to Morningstar for large cap value mutual funds for the first nine months of 2001, returning -6.04%. The tragic events of September 11 and the panic selling by many investors triggered a sell-off that sent the major market averages to multi-year lows.


Portfolio Holdings
The portfolio has been structured throughout the year to benefit from an improving economy that we were expecting in late 2001. The terrorist attack delayed the economic recovery, negatively impacting the portfolio. We have upgraded the quality of the holdings and currently maintain a median P/E on 2002 EPS estimates well below the S&P 500's P/E.

Outlook
We expect the economy to begin to recover by March 31, 2002. The high quality nature of our holdings should attract investor buying. The markets should rally as the economy improves and we intend to stay disciplined during this period of uncertainty.

           Comparison of the Change in Value of a $10,000 Investment
      in the Dean Large Cap Value Fund - Class A*, the Russell 1000 Index
                        and the Russell 1000 Value Index
                            Russell 1000 Value Index

 Date          $10,000 growth
      5/28/97           10,000.00
      9/30/97           11,555.14
      9/30/98           11,970.25
      9/30/99           14,211.09
      9/30/00           15,477.82
      9/30/01           14,098.64


Russell 1000 Index
Date           $10,000 growth
      5/28/97           10,000.00
      9/30/97           11,348.18
      9/30/98           12,182.89
      9/30/99           15,468.26
      9/30/00           18,222.72
      9/30/01           13,043.80



Dean Large Cap Value Fund
Date           Load Adjusted
      5/28/97            9,475.00
      9/30/97           10,648.01
      9/30/98            9,601.97
      9/30/99            9,927.91
      9/30/00           11,065.85
      9/30/01           10,626.21


                  *The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the difference classes. The initial public offering of Class A shares commenced on May 28, 1997, and the initial public offering of Class C shares commenced on August 19, 1997.
                  **Total return above is presented without the effect of sales load or contingent deferred sales charges. Had the charges been incurred, total returns would be as follows:

              Average Annual Total Returns**
                        Six Month           Since Inception*
Class A               -14.96%                       1.42%
Class C               -11.47%                      -0.16%




Dean Small Cap Value Fund


Performance Review
The Dean Small Cap Value Fund's Class A shares posted a return of -1.7% for the six months ending September 30, 2001. This kept the performance of the Fund's Class A shares in the top 45th percentile according to Morningstar for small cap value mutual funds for the first nine months of 2001, returning 1.13%. The tragic events of September 11 and the panic selling by many investors triggered a sell-off that sent the major market averages to multi-year lows.

Portfolio Holdings
The portfolio has been structured throughout the year to benefit from an improving economy that we were expecting in late 2001. The terrorist attack delayed the economic recovery, negatively impacting the portfolio. We have upgraded the quality of the holdings and currently maintain a median P/E on 2002 EPS estimates well below the S&P 500's P/E.

Outlook
We expect the economy to begin to recover by March 31, 2002. The high quality nature of our holdings should attract investor buying. The markets should rally as the economy improves and we intend to stay disciplined during this period of uncertainty.

           Comparison of the Change in Value of a $10,000 Investment
      in the Dean Small Cap Value Fund - Class A*, the Russell 2000 Index
                        and the Russell 2000 Value Index
Russell 2000 Value Index

 Date          $10,000 growth
      5/28/97         10,000.00
      9/30/97         11,957.61
      9/30/98         10,428.11
      9/30/99         11,035.74
      9/30/00         12,730.69
      9/30/01         13,444.74

Russell 2000 Index
Date           $10,000 growth
      5/28/97         10,000.00
      9/30/97         12,076.00
      9/30/98          9,779.56
      9/30/99         11,644.51
      9/30/00         14,368.22
      9/30/01         11,321.04

Dean Small Cap Value Fund
Date           Load adjusted
      5/28/97          9,475.00
      9/30/97         11,464.75
      9/30/98         10,134.46
      9/30/99         10,013.18
      9/30/00         10,745.60
      9/30/01         11,302.00

                  *The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the difference classes. The initial public offering of Class A shares commenced on May 28, 1997, and the initial public offering of Class C shares commenced on August 1, 1997. **Total return above is presented without the effect of sales load or contingent deferred sales charges. Had the charges been incurred, total returns would be as follows:

              Average Annual Total Returns**
                          Six Month             Since Inception*
Class A                 -6.92%                        2.46%
Class C                 -3.04%                        0.99%

Dean Balanced Fund


Performance Review
The Dean Balanced Fund's Class A shares posted a return of -8.1% for the six months ending September 30, 2001. This kept the performance of the Fund's Class A shares in the top 27th percentile according to Morningstar for domestic hybrid mutual funds for the first nine months of 2001, returning -5.7%. The tragic events of September 11 and the panic selling by many investors triggered a sell-off that sent the major market averages to multi-year lows.


Portfolio Holdings
The portfolio has been structured throughout the year to benefit from an improving economy that we were expecting in late 2001. The terrorist attack delayed the economic recovery, negatively impacting the portfolio. We have upgraded the quality of the holdings and currently maintain a median P/E on 2002 EPS estimates well below the S&P 500's P/E. The Fund's asset allocation has been increased to take advantage of the more attractive valuations of equities versus bonds

Outlook
We expect the economy to begin to recover by March 31, 2002. The high quality nature of our holdings should attract investor buying. The markets should rally as the economy improves and we intend to stay disciplined during this period of uncertainty.

                     Comparison of the Change in Value of a
            $10,000 Investment in the Dean Balanced Fund - Class A*,
               the Russell 1000 Index the Russell 1000 Value Index
      and the Lehman Brothers Intermediate Government/Corporate Bond Index

Russell 1000 Value Index

 Date          $10,000 growth
      5/28/97           10,000.00
      9/30/97           11,555.14
      9/30/98           11,970.25
      9/30/99           14,211.09
      9/30/00           15,477.82
      9/30/01           14,098.64

Russell 1000 Index
Date           $10,000 growth
      5/28/97           10,000.00
      9/30/97           11,348.18
      9/30/98           12,182.89
      9/30/99           15,468.26
      9/30/00           18,222.72
      9/30/01           13,043.80

Dean Balanced Fund
Date           Load adjusted
      5/28/97            9,475.00
      9/30/97           10,373.23
      9/30/98           10,352.39
      9/30/99           10,231.11
      9/30/00           11,006.16
      9/30/01           10,761.71

Lehman Brothers Intermediate Government/Corporate Bond Index
Date           $10,000 growth
      5/28/97           10,000.00
      9/30/97           10,363.00
      9/30/98           11,443.00
      9/30/99           11,515.00
      9/30/00           12,232.00
      9/30/01           13,811.00

                  *The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the difference classes. The initial public offering of Class A shares commenced on May 28, 1997, and the initial public offering of Class C shares commenced on August 1, 1997. **Total return above is presented without the effect of sales load or contingent deferred sales charges. Had the charges been incurred, total returns would be as follows:

              Average Annual Total Returns**
                             Six Month           Since Inception*
Class A                 -12.91%                        1.48%
Class C                  -9.40%                        0.32%



Dean International Value Fund

Performance Review
In what was a difficult period, the Dean International Value Fund has underperformed its benchmark over the six months, returning -17.0% versus the EAFE Index return of -14.9%. Despite a slightly downbeat six months, we are keen to emphasise that the Fund's longer-term two, three and four year track record is intact with the fund outperforming the index in those time periods.

Market Background and Fund Overview
Global stock markets suffered significant declines during the last six months, the fall having been exacerbated by the US terrorist attacks on September 11th. We believe that the fear of a US recession will now become a reality. Corporate profitability severely pressured before going into the crisis should be slashed across the board. Prior to that unprecendented event, economic figures had continued to show a mixed picture throughout most of the period, although the NAPM numbers and inventory levels affected hopes for a potential recovery. It was felt that the series of sharp interest-rate and tax cuts, and increased government spending would underpin consumer confidence and that the US economy would avoid an outright recession.

Ahead of September 11th, the Fund had been positioned to benefit from a global economic recovery. Consequently, the Fund had a bias towards cyclical sectors and regions, which respond earliest to improving US growth prospects (most notably Asia, a region that historically has responded well to US rate cuts), and underweight defensive stocks, which were expensively valued in our view. The Fund's performance suffered from this as investors sought the relative safety of the more defensive sectors such as beverages, food and tobacco companies.

At a sector level during the period, media was a much maligned sector but we took the opportunity presented by the fall in prices across the sector to build a position in British Sky Broadcasting Group Plc., the largest pay TV broadcaster in the UK, which distributes programming via satellite and cable to over 6 million subscribers. We maintained our holding in Havas, the French advertising agency, the price of which fell over 10% in one day after the company failed to meet its earnings targets. However, we like Havas because, unlike technology or telecom, media is not a capital intensive business and Havas should be well placed to capitalize on the resurgence of advertising spening in Europe next year when demand picks up again.

Within the telecom sector we have been adding to the cellular operator Vodafone on weakness. The company may well see upgrades to profits and cash flow forecasts as revenues per user stabilize and capital expenditure costs fall. Apart from being the largest global footprint, Vodafone has a strong balance sheet relative to its peers.

Further afield, our holdings of telecom stocks in the Latin America region have proven to be detrimental. Whilst individually none of the holdings in Latin American telecom are particularly large, together they have accounted for up to 5% of the Fund. The performance of all the stocks held here has been adversely affected by the carnage seen in US and European telecom markets - in spite of the fact Latin American telecom were already cheap before the TMT sell off even began! We think that fears relating to the risks of contagion from the ongoing currency and debt crisis in Argentina are overdone. We believe that Brazilian companies will lead in the consolidation of the various mobile telephone providers in the Latin America region and believe that the long-term opportunities in Latin American telecom, thanks to low penetration rates and the likelihood of `straight to mobile' development, are simply too good to miss.

Although the Fund has remained underweight to the pharmaceutical sector, we have made additions to stocks on attractive valuations such as GlaxosmithKline, Aventis and Terumo. These defensive pharmaceutical companies benefit from one of our favored long terms themes of Ageing Population and, with their solid balance sheets, are cash flow generative, and should overcome the very difficult environment ahead.

Repercussions of the events of 11th of September, which had been felt across the breadth of the market, were felt no more so than in the insurance group. In the aftermath of the terrorist attack, share prices fell sharply to account for liabilities in the US and were often over adjusted. This provided the opportunity to switch to those companies we felt had more than compensated for such losses and were financially strong and included increasing our holding in such companies as Munich Re.

Towards the end of the quarter, we looked to increase the portfolio's exposure to the more defensive and well capitalized retail banks. As a result of this and following a period of strong performance, the holdings in Royal Bank of Scotland and HBOS (alias following the merger between Halifax and Bank of Scotland) were reduced. HBOS has many strengths, but the valuation had become too demanding. The proceeds were switched into HSBC, Societe Generale and Barclays. We also purchased UBS, the Swiss bank which is well placed to capitalize on the development of the Continental European savings market via its highly regarded private banking franchise.

We continue to play the pension reform theme in Europe through Alleanza in Italy and Munich Re and AMB in Germany. Pension reform is progressing now in Germany and the well placed local incumbents should enjoy strong growth from their pension businesses through the long-term increase in insurance premiums.

One of our largest holding's includes Petrobras, the Brazilian gas company. Production difficulties and a placing of stock by the government had left the shares at a 50% discount to the major oil stocks, despite the potential increase in demand generated by Brazil's energy crisis.

Outlook
We continue to focus on stocks that fit longer-term themes, in which the central thrust is "growth in a low inflation environment". The themes aim to identify companies that can produce earnings growth against a backdrop of low returns and extreme competition.

Our research is currently focused on reassessing stock sensitivities to the weakened economic background. In our opinion, emphasis on attractive valuations, on the back of realistic assumptions, will provide decent returns for longer-term investors in these times of uncertainty.

We prefer to add to theme stocks (such as technology with sensible valuations, telecom, outsourcing plays, quality industrials and basic goods) rather than to chase classical defensive sectors (such as tobacco, beverages, etc.) where relative performance is already at historic highs and we do not see the businesses as well placed in the longer term.

           Comparison of the Change in Value of a $10,000 Investment
                in the Dean International Value Fund - Class A*,
                       and the Morgan Stanley EAFE Index

Morgan Stanley EAFE Index

 Date          $10,000 growth
     10/13/97            10,000.00
      9/30/98             9,082.20
      9/30/99            11,726.42
      9/30/00            11,955.35
      9/30/01             8,399.83


Dean International Value Fund
Date           Load adjusted
     10/13/97             9,475.00
      9/30/98             9,835.05
      9/30/99            12,874.63
      9/30/00            16,598.31
      9/30/01            13,423.00

                  *The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the difference classes. The initial public offering of Class A shares commenced on October 13, 1997, and the initial public offering of Class C shares commenced on November 6, 1997.
                  **Total return above is presented without the effect of sales load or contingent deferred sales charges. Had the charges been incurred, total returns would be as follows:

              Average Annual Total Returns**
                     Six Month                 Since Inception*
Class A                -21.35%                       2.74%
Class C                -18.02%                       4.31%


DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited)

    Shares         COMMON STOCKS - 94.93%                                                          Value

                   Air Courier Services - 3.37%
        12,500     FedEx Corp. *                                                                    $ 459,375
                                                                                             -----------------

                   Air Transportation, Scheduled - 4.29%
        14,000     AMR Corp.*                                                                         267,960
        12,000     Delta Air Lines, Inc.                                                              315,960
                                                                                             -----------------
                                                                                                      583,920
                                                                                             -----------------
                   Aircraft & Parts - 2.22%
         9,000     Textron, Inc.                                                                      302,490
                                                                                             -----------------

                   Calculating & Accounting Machines (No Electronic Computers) - 2.87%
        13,200     NCR Corp. *                                                                        391,380
                                                                                             -----------------

                   Computer & Office Equipment - 2.23%
        36,500     Compaq Computer Corp.                                                              303,315
                                                                                             -----------------

                   Crude Petroleum & Natural Gas - 2.52%
        10,000     Devon Energy Corp.                                                                 344,000
                                                                                             -----------------

                   Drilling Oil & Gas Wells - 6.32%
        17,700     Diamond Offshore Drilling, Inc.                                                    446,394
        15,700     Transocean Sedco Forex, Inc.                                                       414,480
                                                                                             -----------------
                                                                                                      860,874
                                                                                             -----------------
                   Electronic Components & Accessories - 2.58%
        19,500     SCI Systems, Inc.*                                                                 351,000
                                                                                             -----------------

                   Electronic Connectors - 3.24%
         9,700     Tyco International Ltd.                                                            441,350
                                                                                             -----------------

                   Finance Services - 3.27%
         9,600     Morgan Stanley, Dean Witter & Co.                                                  444,960
                                                                                             -----------------

                   Hospital & Medical Service Plans - 4.57%
         5,700     WellPoint Health Networks, Inc. *                                                  622,155
                                                                                             -----------------

                   Motor Vehicle Parts & Accessories - 2.71%
        14,000     Honeywell International, Inc.                                                      369,600
                                                                                             -----------------

                   Motor Vehicles & Passenger Car Bodies - 2.80%
        22,000     Ford Motor Co.                                                                     381,700
                                                                                             -----------------

                   National Commercial Banks - 10.11%
         9,000     Bank of America Corp.                                                              525,600
        12,500     FleetBoston Financial Corp.                                                        459,375
        11,500     J.P. Morgan Chase & Co.                                                            392,725
                                                                                             -----------------
                                                                                                    1,377,700
                                                                                             -----------------
                   Natural Gas Transmission - 3.20%
        10,500     El Paso Corp.                                                                      436,275
                                                                                             -----------------

                   Petroleum Refining - 3.47%
        12,000     Exxon Mobil Corp.                                                                  472,800
                                                                                             -----------------
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

    Shares         COMMON STOCKS - 94.93% - continued                                              Value

                   Real Estate Investment Trusts - 0.10%
        2,000      Host Marriott Corp.                                                       $         14,100
                                                                                             -----------------

                   Savings Institutions, Not Federally Chartered - 4.24%
       15,000      Washington Mutual, Inc.                                                             577,200
                                                                                             -----------------

                   Semiconductors & Related Devices - 4.84%
       17,000      Intel Corp.                                                                         347,480
       26,500      LSI Logic Corp.*                                                                    311,375
                                                                                             -----------------
                                                                                                       658,855
                                                                                             -----------------
                   Services - Computer Integrated Systems Design - 3.59%
      17,600       Convergys Corp. *                                                                   488,400
                                                                                             -----------------

                   Services - Prepackaged Software - 3.21%
      17,000       Computer Associates International, Inc.                                             437,580
                                                                                             -----------------

                   Surety Insurance - 3.69%
       9,200       Ambac Financial Group, Inc.                                                         503,332
                                                                                             -----------------

                   Surgical & Medical Instruments & Apparatus - 4.47%
      15,800       Guidant Corp. *                                                                     608,300
                                                                                             -----------------

                   Telephone & Telegraph Apparatus - 2.88%
      50,000       TyCom Ltd. *                                                                        392,500
                                                                                             -----------------

                   Telephone Communications (No Radio Telephone) - 8.14%
      23,000       Sprint Corp. - FON Group                                                            552,230
      37,000       WorldCom, Inc. - WorldCom Group *                                                   556,480
                                                                                             -----------------
                                                                                                     1,108,710
                                                                                             -----------------

                   TOTAL COMMON STOCKS (Cost $15,460,719)                                           12,931,871
                                                                                             -----------------

   Principal
     Value                                                                                         Value
                   Money Market Securities - 4.82%
       657,421     Firstar Treasury Fund (Cost $657,421)                                     $         657,421
                                                                                             -----------------

                   TOTAL INVESTMENTS - 99.75%  (Cost $16,118,140)                                   13,589,292
                                                                                             -----------------
                   Other assets less liabilities - 0.25%                                                34,118
                                                                                             -----------------
                   TOTAL NET ASSETS - 100.00%                                                $      13,623,410
                                                                                             =================

* Non-income producing securities.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited)

     Shares         COMMON STOCKS - 98.35%                                                            Value

                    Air Transportation, Scheduled - 0.11%
           10,000   America West Holdings Corp. - Class B *                                     $         18,500
                                                                                                -----------------

                    Aircraft, Parts & Auxiliary Equipment - 0.62%
           21,000   M & F Worldwide Corp. *                                                              100,800
                                                                                                -----------------

                    Commercial Printing - 0.95%
           18,000   Cadmus Communications Corp.                                                          154,800
                                                                                                -----------------

                    Construction Special Trade Contractors  - 0.19%
           17,000   Xanser Corp. *                                                                        31,450
                                                                                                -----------------

                    Crude Petroleum & Natural Gas - 3.28%
           25,000   Castle Energy Corp.                                                                  130,000
            4,000   Clayton Williams Energy, Inc.*                                                        37,280
            5,000   Noble Affiliates, Inc.                                                               154,950
           15,000   Pioneer Natural Resources Co.                                                        213,450
                                                                                                -----------------
                                                                                                         535,680
                                                                                                -----------------
                    Dental Equipment & Supplies - 1.17%
            8,000   Apogent Technologies, Inc.*                                                          191,200
                                                                                                -----------------

                    Drilling Oil & Gas Wells - 2.58%
           30,000   Key Energy Services, Inc. *                                                          190,800
           75,000   Parker Drilling Co. *                                                                231,000
                                                                                                -----------------
                                                                                                         421,800
                                                                                                -----------------
                    Electric & Other Services Combined - 3.42%
            8,000   ALLETE, Inc.                                                                         205,120
            5,000   Alliant Energy Corp.                                                                 156,500
           13,000   Sierra Pacific Resources                                                             196,300
                                                                                                -----------------
                                                                                                         557,920
                                                                                                -----------------
                    Electric Housewares & Fans - 0.31%
            6,000   Salton, Inc.*                                                                         51,360
                                                                                                -----------------

                    Electric Services - 0.73%
            2,764   DTE Energy Co.                                                                       118,990
                                                                                                -----------------

                    Fabricated Plate Work (Boiler Shops) - 1.12%
            6,000   Pitt-Des Moines, Inc.                                                                183,000
                                                                                                -----------------

                    Finance Services - 0.43%
           24,000   London Pacific Group Ltd. (a)                                                         70,800
                                                                                                -----------------

                    Fire, Marine & Casualty Insurance - 1.79%
           36,000   Trenwick Group Ltd.                                                                  292,320
                                                                                                -----------------


DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

     Shares         COMMON STOCKS - 98.35% - continued                                                Value

                    Footwear (No Rubber) - 2.38%
           34,200   Brown Shoe Company, Inc.                                                           $ 388,170
                                                                                                -----------------

                    Household Furniture - 0.83%
           12,500   Flexsteel Industries, Inc.                                                           135,000
                                                                                                -----------------

                    Iron & Steel Foundries - 0.86%
           50,000   Intermet Corp.                                                                       140,000
                                                                                                -----------------

                    Lumber & Wood Products (No Furniture) - 0.85%
            8,000   Trex Company, Inc. *                                                                 139,600
                                                                                                -----------------

                    Men's & Boys' Furnishings, Work Clothing & Allied Garments - 2.68%
           37,000   Nautica Enterprises, Inc. *                                                          438,080
                                                                                                -----------------

                    Miscellaneous Manufacturing Industries - 2.40%
           38,000   York Group, Inc. *                                                                   391,400
                                                                                                -----------------

                    Mobile Homes - 1.20%
           16,000   Clayton Homes, Inc.                                                                  195,200
                                                                                                -----------------

                    Natural Gas Transmission & Distribution - 1.24%
           10,000   Questar Corp.                                                                        201,800
                                                                                                -----------------

                    Office Machines - 1.59%
           20,000   Nam Tai Electronics, Inc.                                                            259,000
                                                                                                -----------------

                    Oil & Gas Field Exploration Services - 0.62%
           10,000   Seitel, Inc. *                                                                       100,500
                                                                                                -----------------

                    Oil & Gas Field Services - 0.64%
           10,000   Pride International, Inc. *                                                          104,000
                                                                                                -----------------

                    Operative Builders - 5.28%
            6,800   M.D.C. Holdings, Inc.                                                                188,496
            6,258   Pulte Corp.                                                                          191,808
            6,000   Ryland Group, Inc.                                                                   286,140
           10,000   Standard Pacific Corp.                                                               195,100
                                                                                                -----------------
                                                                                                         861,544
                                                                                                -----------------
                    Railroads, Line-Haul Operating - 2.04%
           14,800   Genesee & Wyoming, Inc. - Class A *                                                  333,000
                                                                                                -----------------
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

     Shares         COMMON STOCKS - 98.35% - continued                                                Value

                    Real Estate Investment Trusts - 12.01%
         11,000     Brandywine Realty Trust                                                      $       234,630
          8,000     Glenborough Realty Trust, Inc.                                                       148,320
          8,407     Healthcare Realty Trust, Inc.                                                        214,378
          5,000     Mid-America Apartment Communities, Inc.                                              130,000
         12,000     Parkway Properties, Inc.                                                             390,000
         10,000     Ramco-Gershenson Properties Trust                                                    164,200
         22,000     RFS Hotel Investors, Inc.                                                            227,700
         13,000     Thornburg Mortgage, Inc.                                                             215,410
         30,000     Winston Hotels, Inc.                                                                 237,000
                                                                                                -----------------
                                                                                                       1,961,638
                                                                                                -----------------
                    Refuse Systems - 2.39%
         35,000     Casella Waste Systems, Inc. - Class A*                                               389,550
                                                                                                -----------------

                    Retail - Catalog & Mail-Order Houses - 0.53%
          6,000     Blair Corp.                                                                           87,300
                                                                                                -----------------

                    Retail - Eating Places - 1.88%
         14,000     CBRL Group, Inc.                                                                     307,580
                                                                                                -----------------

                    Retail - Grocery Stores - 0.84%
         10,000     Marsh Supermarkets, Inc. - Class B                                                   137,100
                                                                                                -----------------

                    Retail - Lumber & Other Building Materials Dealers - 1.63%
         19,000     Building Materials Holding Corp. *                                                   266,760
                                                                                                -----------------

                    Retail - Women's Clothing Stores - 0.81%
          6,000     AnnTaylor Stores Corp. *                                                             131,520
                                                                                                -----------------

                    Savings Institutions, Federally Chartered - 2.89%
         25,000     Bay View Capital Corp.                                                               175,000
         10,500     Charter One Financial, Inc.                                                          296,310
                                                                                                -----------------
                                                                                                         471,310
                                                                                                -----------------
                    Savings Institutions, Not Federally Chartered - 2.16%
         10,000     Coastal Bancorp, Inc.                                                                353,000
                                                                                                -----------------

                    Search, Detection, Navigation, Guidance & Aeronautical Sys. - 0.91%
          6,000     ESCO Technologies, Inc.  *                                                           149,400
                                                                                                -----------------

                    Securities Brokers\Dealers - 2.16%
         13,000     Raymond James Financial, Inc.                                                        352,950
                                                                                                -----------------

                    Services - Business Services - 0.86%
         35,000     Modis Professional Services, Inc.*                                                   140,000
                                                                                                -----------------


DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

     Shares         COMMON STOCKS - 98.35% - continued                                                Value

                    Services - Management Consulting Services - 1.47%
         22,000     Exponent, Inc.*                                                              $       239,800
                                                                                                -----------------

                    Services - Offices & Clinics of Doctors of Medicine - 0.30%
          2,666     Sybron Dental Specialties, Inc.*                                                      49,588
                                                                                                -----------------

                    Services - Personal Services - 1.42%
         40,000     Stewart Enterprises, Inc. - Class A *                                                232,000
                                                                                                -----------------

                    Services - Prepackaged Software - 2.60%
         33,000     Network Associates, Inc. *                                                           425,370
                                                                                                -----------------

                    Services - Specialty Outpatient Facilities - 1.49%
         15,000     HEALTHSOUTH Corp. *                                                                   243,900
                                                                                                -----------------

                    Sporting & Athletic Goods - 0.55%
         15,000     K2, Inc. *                                                                             89,700
                                                                                                -----------------

                    State Commercial Banks - 1.04%
          5,000     Associated Banc Corp.                                                                 169,450
                                                                                                -----------------

                    Steel Pipe & Tubes - 2.33%
         42,000     Maverick Tube Corp.*                                                                  380,520
                                                                                                -----------------

                    Surety Insurance - 1.07%
          5,000     Triad Guaranty, Inc.*                                                                 174,750
                                                                                                -----------------

                    Surgical & Medical Instruments & Apparatus - 2.09%
         12,000     Orthofix International N.V. *                                                         342,000
                                                                                                -----------------

                    Telegraph & Other Message Communications - 0.95%
          6,000     Certegy, Inc. *                                                                       155,760
                                                                                                -----------------

                    Telephone & Telegraph Apparatus - 0.91%
         15,000     Avaya, Inc. *                                                                         148,500
                                                                                                -----------------

                    Telephone Communications (No Radio Telephone) - 0.82%
         10,000     Atlantic Tele-Network, Inc.                                                           133,500
                                                                                                -----------------

                    Title Insurance - 2.86%
          7,000     LandAmerica Financial Group, Inc.                                                    232,750
         12,000     Stewart Information Services Corp. *                                                 234,000
                                                                                                -----------------
                                                                                                         466,750
                                                                                                -----------------
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

     Shares         COMMON STOCKS - 98.35% - continued                                                Value

                    Trucking (No Local) - 2.36%
         25,000     Motor Cargo Industries, Inc. *                                                     $ 242,250
         12,000     Old Dominion Freight Line, Inc. *                                                    143,760
                                                                                                -----------------
                                                                                                         386,010
                                                                                                -----------------
                    Water Transportation - 3.82%
          7,000     Knightsbridge Tankers Ltd.                                                           122,570
         17,000     Tidewater, Inc.                                                                      453,730
          8,000     Trico Marine Services, Inc. *                                                         47,360
                                                                                                -----------------
                                                                                                         623,660
                                                                                                -----------------
                    Wholesale - Electronic Parts & Equipment - 1.52%
            4,000   Arrow Electronics, Inc. *                                                             83,440
           18,000   Audiovox Corp. - Class A *                                                           164,520
                                                                                                -----------------
                                                                                                         247,960
                                                                                                -----------------
                    Wholesale - Groceries & General Line - 1.81%
           10,000   Fleming Companies, Inc.                                                              295,000
                                                                                                -----------------

                    Wholesale - Petroleum & Petroleum Products - 0.56%
            5,666   Kaneb Services LLC *                                                                  92,016
                                                                                                -----------------


                    TOTAL COMMON STOCKS (Cost $16,192,628)                                            16,060,256
                                                                                                -----------------

   Principal
     Value                                                                                            Value
                    Money Market Securities - 1.85%
        302,093     Firstar Treasury Fund (Cost $302,093)                                              $ 302,093
                                                                                                -----------------

TOTAL INVESTMENTS - 100.20%  (Cost $16,494,721)                                                       16,362,349
                                                                                                -----------------
Liabilities in excess of other assets - (0.20)%                                                          (32,845)
                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                          $ 16,329,504
                                                                                                =================

* Non-income producing securities.
(a) American Depositary Receipt

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited)

   Shares          COMMON STOCKS - 69.93%                                                              Value

                   Air Courier Services - 2.14%
        7,000      FedEx Corp. *                                                                 $        257,250
                                                                                                 -----------------

                   Air Transportation, Scheduled - 1.57%
        7,200      Delta Air Lines, Inc.                                                                  189,576
                                                                                                 -----------------

                   Aircraft & Parts - 1.37%
        4,900      Textron, Inc.                                                                          164,689
                                                                                                 -----------------

                   Calculating & Accounting Machines (No Electronic Computers) - 1.77%
        7,200      NCR Corp. *                                                                            213,480
                                                                                                 -----------------

                   Computer & Office Equipment - 2.20%
       31,800       Compaq Computer Corp.                                                                 264,258
                                                                                                 -----------------

                   Crude Petroleum & Natural Gas - 1.71%
        6,000      Devon Energy Corp.                                                                     206,400
                                                                                                 -----------------

                   Drilling Oil & Gas Wells - 3.99%
        9,400      Diamond Offshore Drilling, Inc.                                                        237,068
        9,200      Transocean Sedco Forex, Inc.                                                           242,880
                                                                                                 -----------------
                                                                                                          479,948
                                                                                                 -----------------
                   Electronic Components & Accessories - 1.64%
       11,000       SCI Systems, Inc. *                                                                   198,000
                                                                                                 -----------------

                   Electronic Connectors - 1.85%
        4,900      Tyco International Ltd.                                                                222,950
                                                                                                 -----------------

                   Finance Services - 2.16%
        5,600      Morgan Stanley, Dean Witter & Co.                                                      259,560
                                                                                                 -----------------

                   Hospital & Medical Service Plans - 2.81%
        3,100      WellPoint Health Networks, Inc. *                                                      338,365
                                                                                                 -----------------

                   Motor Vehicle Parts & Accessories - 1.69%
        7,700      Honeywell International, Inc.                                                          203,280
                                                                                                 -----------------

                   Motor Vehicles & Passenger Car Bodies - 1.59%
       11,000       Ford Motor Co.                                                                        190,850
                                                                                                 -----------------

                   National Commercial Banks - 6.81%
        4,500      Bank of America Corp.                                                                  262,800
        7,300      FleetBoston Financial Corp.                                                            268,275
        8,450      J.P. Morgan Chase & Co.                                                                288,568
                                                                                                 -----------------
                                                                                                          819,643
                                                                                                 -----------------
                   Natural Gas Distribution - 0.88%
        3,200      KeySpan Corp.                                                                          106,368
                                                                                                 -----------------

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

   Shares          COMMON STOCKS - 69.93% - continued                                                  Value

                   Natural Gas Transmission - 2.07%
        6,000      El Paso Corp.                                                                        $ 249,300
                                                                                                 -----------------

                   Petroleum Refining - 2.29%
        7,000      Exxon Mobil Corp.                                                                      275,800
                                                                                                 -----------------

                   Pharmaceutical Preparations - 0.66%
        1,200      Merck & Co., Inc.                                                                       79,920
                                                                                                 -----------------

                   Radio Telephone Communications - 0.62%
        5,000      AT&T Wireless Services, Inc. *                                                          74,700
                                                                                                 -----------------

                   Savings Institutions, Not Federally Chartered - 2.88%
        9,000       Washington Mutual, Inc.                                                               346,320
                                                                                                 -----------------

                   Semiconductors & Related Devices - 2.64%
        9,800      Intel Corp.                                                                            200,312
       10,000       LSI Logic Corp. *                                                                     117,500
                                                                                                 -----------------
                                                                                                          317,812
                                                                                                 -----------------
                   Services - Computer Integrated Systems Design - 2.28%
        9,900      Convergys Corp. *                                                                      274,725
                                                                                                 -----------------

                   Services - Miscellaneous Amusement & Recreation - 1.67%
       10,800       Walt Disney Co.                                                                       201,096
                                                                                                 -----------------

                   Services - Prepackaged Software - 1.93%
        9,000      Computer Associates International, Inc.                                                231,660
                                                                                                 -----------------

                   Surety Insurance - 2.23%
        4,900      Ambac Financial Group, Inc.                                                            268,079
                                                                                                 -----------------

                   Surgical & Medical Instruments & Apparatus - 2.72%
        8,500      Guidant Corp. *                                                                        327,250
                                                                                                 -----------------

                   Telephone & Telegraph Apparatus - 2.54%
       39,000       TyCom Ltd. *                                                                          306,150
                                                                                                 -----------------

                   Telephone Communications (No Radio Telephone) - 11.22%
       24,000       Sprint Corp. - FON Group                                                              576,240
        5,700       Verizon Communications, Inc.                                                          308,427
       31,000       WorldCom, Inc. - WorldCom Group *                                                     466,240
                                                                                                 -----------------
                                                                                                        1,350,907
                                                                                                 -----------------

                   Total Common Stocks (Cost $10,144,901)                                               8,418,336
                                                                                                 -----------------


DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

  Principal
    Value          FIXED INCOME OBLIGATIONS - 22.17%                                                   Value
     750,000       Bank of America Corp., 7.40%, 01/15/11                                               $ 820,126
     150,000       Commercial Credit Co., 6.625%, 06/01/15                                                152,991
     150,000       Cox Radio, Inc., 6.375%, 05/15/05                                                      154,309
     450,000       Fannie Mae, 5.25%, 01/15/03                                                            464,582
     300,000       Federal Home Loan Bank, 5.62%, 02/25/04                                                315,596
     200,000       First Union Corp., 6.18%, 02/15/36                                                     207,759
     300,000       New Plan Excel Realty Trust, Inc., 7.40%, 09/15/09                                     302,967
     250,000       Tennessee Valley Authority, 6.375%, 06/15/05                                           251,060

                   Total Fixed Income Obligations (Cost $2,563,141)                                     2,669,390
                                                                                                 -----------------

                   Money Market Securities - 4.84%
    582,279        Firstar Treasury Fund (Cost $582,279)                                                  582,279
                                                                                                 -----------------

                   TOTAL INVESTMENTS - 96.94%  (Cost $13,290,321)                                      11,670,005
                                                                                                 -----------------
                   Other assets less liabilities - 3.06%                                                  368,711
                                                                                                 -----------------
                   TOTAL NET ASSETS - 100.00%                                                        $ 12,038,716
                                                                                                 =================

* Non-income producing securities.

 DEAN INTERNATIONAL VALUE FUND
 SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited)

     Shares          COMMON STOCKS - 94.66%                                                          Value

                     Australia - 0.52%
         40,000      MacQuarie Infrastructure Group                                                    $ 67,117
                                                                                               -----------------

                     Austria - 1.85%
          3,000      Erste Bank der oesterreichischen Sparkassen AG                                     147,541
          3,310      Flughafen Wein AG                                                                   90,407
                                                                                               -----------------
                                                                                                        237,948
                                                                                               -----------------
                     Brazil - 1.26%
          8,400      Companhia Brasileira de Petroleo Ipiranga                                          161,363
                                                                                               -----------------

                     Czech Republic - 0.87%
         15,800      Ceska Sporitelna A.S.                                                              111,726
                                                                                               -----------------

                     Finland - 1.58%
         12,400      Nokia (AB)                                                                         202,714
                                                                                               -----------------

                     France - 9.85%
          2,740      Aventis S.A.                                                                       207,871
          1,850      BNP Paribas                                                                        151,302
          8,700      Elior NPV                                                                           53,404
         17,200      Havas Advertising                                                                  104,955
          2,450      Sanofi-Synthelabo                                                                  159,540
          1,670      Societe Generale                                                                    83,348
          1,490      Total Fina Elf S.A.                                                                200,159
          3,300      Vivendi Environment S.A.                                                           127,792
          3,860      Vivendi Universal S.A.                                                             178,762
                                                                                               -----------------
                                                                                                      1,267,133
                                                                                               -----------------
                     Germany - 4.48%
          1,420      AMB Generali Holding AG                                                            143,552
          2,100      Henkel KGaA                                                                        121,448
          1,200      Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft                        311,475
                                                                                               -----------------
                                                                                                        576,475
                                                                                               -----------------
                     Ireland - 0.63%
         10,191      Bank of Ireland                                                                     80,793
                                                                                               -----------------

                     Italy - 4.71%
         13,000      Alleanza Assicurazioni S.p.A.                                                      127,277
          4,500      Assicurazioni Generali S.p.A.                                                      120,902
         89,040      Parmalat Finanziaria S.p.A.                                                        234,359
         16,300      Telecom Italia S.p.A.                                                              123,067
                                                                                               -----------------
                                                                                                        605,605
                                                                                               -----------------

 DEAN INTERNATIONAL VALUE FUND
 SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

     Shares          COMMON STOCKS - 94.66% - continued                                              Value

                     Japan - 17.06%
          2,300      Acom Co., Ltd.                                                                   $ 202,913
          1,000      Dentsu, Inc.                                                                        39,201
         23,000      Hitachi, Ltd.                                                                      153,102
          3,000      Ito-Yokado Co., Ltd.                                                               133,216
         17,000      Kaneka Corp.                                                                       109,595
          6,000      Kao Corp.                                                                          147,822
         12,000      Mitsubishi Corp.                                                                    85,822
         11,000      Mitsubishi Estate Co., Ltd.                                                        109,141
         25,000      Mitsubishi Heavy Industries, Ltd.                                                   86,670
             12      Mitsubishi Tokyo Financial Group                                                    93,679
         15,000      NEC Corp.                                                                          122,513
             16      Nippon Telegraph & Telephone Corp.                                                  74,675
          8,000      Nomura Holdings, Inc.                                                              104,558
         10,000      Olympus Optical Co., Ltd.                                                          140,603
          2,000      Secom Co., Ltd.                                                                    103,081
         10,000      Sekisui House, Ltd.                                                                 79,325
         11,000      Sumitomo Mitsui Corp.                                                               78,855
          4,000      Takeda Chemical Industries, Ltd.                                                   184,672
          8,900      Terumo Corp.                                                                       144,187
                                                                                               -----------------
                                                                                                      2,193,630
                                                                                               -----------------
                     Netherlands - 9.23%
          5,600      Akzo Nobel N.V.                                                                    228,437
          4,600      Fortis (NL)                                                                        112,361
          3,600      ING Groep N.V.                                                                      96,492
          5,100      Numico (Koninklijke) N.V.                                                          158,063
          7,000      Royal Ahold N.V.                                                                   194,444
          3,130      Royal Dutch Petroleum Co. N.V.                                                     157,412
         16,400      Vedior N.V.                                                                        155,337
          2,980      VNU N.V.                                                                            83,999
                                                                                               -----------------
                                                                                                      1,186,545
                                                                                               -----------------
                     Norway - 0.65%
         12,600      Statoil ASA                                                                         83,814
                                                                                               -----------------

                     Singapore - 0.78%
         57,000      Chartered Semiconductor Manufacturing Ltd.*                                        100,040
                                                                                               -----------------

                     South Korea - 2.98%
         14,500      Kookmin Bank                                                                       178,274
          2,400      Korea Telecom Corp.                                                                 81,375
          1,160      Samsung Electronics Co., Ltd.                                                      124,017
                                                                                               -----------------
                                                                                                        383,666
                                                                                               -----------------
                     Spain - 4.66%
         13,500      Altadis S.A.                                                                       215,164
          7,100      Aurea Concesiones de Infraestructuras, S.A. Concesionaria del Estado               133,852
          6,520      Repsol YPF, S.A.                                                                    93,822
         14,119      Telefonica, S.A.*                                                                  156,106
                                                                                               -----------------
                                                                                                        598,944
                                                                                               -----------------
 DEAN INTERNATIONAL VALUE FUND
 SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

     Shares          COMMON STOCKS - 94.66% - continued                                              Value

                     Sweden - 0.99%
          3,200      Pharmacia Corp.                                                                  $ 127,935
                                                                                               -----------------

                     Switzerland - 5.77%
            900      Nestle S.A.                                                                        192,082
          3,480      Novartis AG                                                                        136,272
          2,820      Roche Holdings AG Genusscheine                                                     202,363
          5,000      STMicroelectronics N.V.                                                            107,377
          2,210      UBS AG                                                                             103,357
                                                                                               -----------------
                                                                                                        741,451
                                                                                               -----------------
                     Taiwan - 1.41%
         34,000      Bank of Overseas Chinese                                                           181,906
                                                                                               -----------------

                     Thailand - 1.61%
         10,900      Siam Cement Co.*                                                                   116,646
        242,000      Thai Farmers Bank Public Co. Ltd.                                                   89,771
                                                                                               -----------------
                                                                                                        206,417
                                                                                               -----------------
                     United Kingdom - 23.77%
          4,400      AstraZeneca Plc                                                                    204,670
          3,900      Barclays Plc                                                                       107,243
         38,700      BP Plc                                                                             319,651
         35,600      British American Tobacco Plc                                                       314,451
         20,300      British Sky Broadcasting Group Plc                                                 176,175
          3,870      British Telecommunications Plc                                                      19,338
         26,000      Cadbury Schweppes Beverage Unit                                                    168,707
         66,601      Dixons Group Plc                                                                   180,350
         13,500      GlaxoSmithKline Plc                                                                380,946
          8,600      HBOS Plc                                                                            92,773
         21,600      HSBC Holdings Plc                                                                  227,615
         15,700      Lloyds TSB Group Plc                                                               149,983
         19,500      Prudential Plc                                                                     200,614
         10,000      Royal Bank of Scotland Group Plc                                                   220,161
        133,400      Vodafone Group Plc                                                                 294,087
                                                                                               -----------------
                                                                                                      3,056,764
                                                                                               -----------------

 TOTAL COMMON STOCKS (Cost $14,162,616)                                                              12,171,986
                                                                                               -----------------


     Shares          PREFERRED STOCKS - 1.54%                                                        Value

     47,371,000      Tele Celular Sul Participacoes S.A.                                                 49,668
    137,356,142      Tele Leste Celular Participacoes S.A.                                               30,861
      7,390,004      Tele Norte Leste Participacoes S.A.                                                 66,968
     56,572,000      Tele Nordeste Celular Participacoes S.A.                                            50,842
                                                                                               -----------------
                                                                                                        198,339
                                                                                               -----------------
 TOTAL PREFERRED STOCKS (Cost $559,315)


 DEAN INTERNATIONAL VALUE FUND
 SCHEDULE OF INVESTMENTS - September 30, 2001 (Unaudited) - continued

     Shares          RIGHTS - 0.01%                                                                  Value

         5,700      Royal Ahold N.V. - Stock Dividend Coupons (Cost $0)                                 $ 1,454
                                                                                               -----------------

   Principal
     Value                                                                                           Value
                     Money Market Securities - 1.80%
       231,234       Dreyfus Cash Management (Cost $231,234)                                            231,234
                                                                                               -----------------


                      TOTAL INVESTMENTS - 98.01%  (Cost $14,953,165)                                 12,603,013
                                                                                               -----------------
                      Other assets less liabilities - 1.99%                                             256,297
                                                                                               -----------------
                      TOTAL NET ASSETS - 100.00%                                                   $ 12,859,310
                                                                                               =================

 * Non-income producing securities.

DEAN FAMILY OF FUNDS
STATEMENT OF ASSETS & LIABILITIES
September 30, 2001 (Unaudited)

                                                         Large Cap        Small Cap        Balanced      International
                                                         Value Fund      Value Fund          Fund         Value Fund
                                                       ----------------------------------------------------------------

ASSETS
Investment in securities:
  At amortized cost                                     $ 16,118,140     $ 16,494,721    $ 13,290,321     $ 14,953,165
                                                       ==============   ==============   =============   ==============
  At value (Note 2)                                     $ 13,589,292     $ 16,362,349    $ 11,670,005     $ 12,603,013
Cash                                                          49,584                -         294,869                -
Cash denominated in foreign currency (Cost $41,803)                -                -               -           44,528
Dividends and interest receivable                             11,381           25,039          38,534           88,341
Receivable for securities sold                                     -                -               -          512,011
Receivable for capital shares sold                               451              871          34,343              400
Organizational expenses, net (Note 2)                          1,882            1,916           1,834                -
Net unrealized appreciation on forward foreign
  currency exchange contracts (Note 6)                             -                -               -           89,891
Receivable from affiliates (Note 4)                            3,058                -           1,393                -
Other assets                                                  17,395           20,089          35,817           26,244
                                                       --------------   --------------   -------------   --------------
                                                       --------------   --------------   -------------   --------------
   TOTAL ASSETS                                           13,673,043       16,410,264      12,076,795       13,364,428
                                                       --------------   --------------   -------------   --------------

LIABILITIES
Payable to Custodian                                               -                -               -           40,059
Dividends payable                                                  -                -           1,588                -
Payable for securities purchased                                   -                -               -          408,888
Payable for capital shares redeemed                           17,837                -               -           25,680
Payable to affiliates (Note 4)                                12,130           18,852          10,192           13,272
Other liabilities                                             19,666           61,908          26,299           17,219
                                                       --------------   --------------   -------------   --------------
   Total liabilities                                          49,633           80,760          38,079          505,118
                                                       --------------   --------------   -------------   --------------

NET ASSETS                                              $ 13,623,410     $ 16,329,504    $ 12,038,716     $ 12,859,310
                                                       ==============   ==============   =============   ==============

Net Assets consist of:
Paid in capital                                           14,211,696       18,729,709      13,138,879       19,710,936
Net investment income (loss)                                 (36,160)          31,442          20,262           (4,455)
Accumulated net realized gains (losses) from security
  transactions                                             1,976,722       (2,299,275)        499,891       (4,589,635)
Net unrealized appreciation (depreciation)
  on investments                                          (2,528,848)        (132,372)     (1,620,316)      (2,350,152)
Net unrealized appreciation (depreciation) on translation
  of assets and liabilities in foreign currencies                  -                -               -           92,616
                                                       --------------   --------------   -------------   --------------

Net Assets                                              $ 13,623,410     $ 16,329,504    $ 12,038,716     $ 12,859,310
                                                       ==============   ==============   =============   ==============
DEAN FAMILY OF FUNDS
STATEMENT OF ASSETS & LIABILITIES (continued)            Large Cap        Small Cap        Balanced      International
September 30, 2001 (Unaudited)                           Value Fund      Value Fund          Fund         Value Fund
                                                       ----------------------------------------------------------------


PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                 $ 13,089,233     $ 15,707,425    $ 11,633,450     $ 11,846,569
                                                       ==============   ==============   =============   ==============

Shares of beneficial interest outstanding (unlimited
  numbers of shares authorized, no par value)              1,218,492        1,536,359       1,164,421        1,433,525
                                                       ==============   ==============   =============   ==============

Net asset value and redemption price per share (Note 2)      $ 10.74          $ 10.22          $ 9.99           $ 8.26
                                                       ==============   ==============   =============   ==============

Maximum offering price per share (Note 2)                    $ 11.34          $ 10.79         $ 10.54           $ 8.72
                                                       ==============   ==============   =============   ==============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                    $ 534,177        $ 622,079       $ 405,266      $ 1,012,741
                                                       ==============   ==============   =============   ==============

Shares of beneficial interest outstanding (unlimited
  numbers of shares authorized, no par value)                 51,611           62,279          42,607          123,759
                                                       ==============   ==============   =============   ==============

Net asset value, offering price, and redemption
  price per share (Note 2)                                   $ 10.35           $ 9.99          $ 9.51           $ 8.18
                                                       ==============   ==============   =============   ==============


DEAN FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
Six months ended September 30, 2001 (Unaudited)


                                                            Large Cap        Small Cap        Balanced       International
                                                            Value Fund       Value Fund         Fund           Value Fund
                                                          ------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of foreign withholding taxes of
    $21,851 for the International Value Fund)                   $ 98,025        $ 190,648        $ 78,463         $ 162,738
  Interest                                                        13,861           12,500         132,389             4,693
                                                          ---------------  ---------------  --------------   ---------------
    TOTAL INCOME                                                 111,886          203,148         210,852           167,431

EXPENSES
  Investment advisory fees (Note 4)                               79,782           91,242          67,362            95,862
  Accounting services fees (Note 4)                               11,780           12,395          11,551            11,913
  Shareholder services and transfer agent fees
      Common                                                       2,256            6,017           3,009            12,534
      Class A (Note 4)                                             9,231           10,951          10,106            10,830
      Class C (Note 4)                                               842            3,250           2,104             1,565
  Custodian fees                                                   5,864           11,029           6,268            27,574
  Registration fees
     Class A                                                       5,977            5,962           2,807             3,058
     Class C                                                       3,170            3,211             155               286
  Administration fees (Note 4)                                     6,352            7,280           6,286             9,928
  Professional fees                                               10,621           12,838           7,703             9,025
  Reports to shareholders                                          6,784            9,750           3,009             5,014
  Insurance expense                                                1,702            1,371             975               677
  Amortization of organization expenses (Note 2)                   1,553            1,536           1,579                 -
  Distribution expenses - (Note 4)
  Other expenses                                                   5,795            9,250           5,098             3,973
                                                          ---------------  ---------------  --------------   ---------------
      TOTAL EXPENSES                                             151,709          186,082         128,012           192,239
  Fees waived and reimbursed by Adviser                           (3,663)         (14,376)         (1,843)          (30,124)
                                                          ---------------  ---------------  --------------   ---------------
                                                          ---------------  ---------------  --------------   ---------------
      NET EXPENSES                                               148,046          171,706         126,169           162,115
                                                          ---------------  ---------------  --------------   ---------------

NET INVESTMENT INCOME (LOSS)                                     (36,160)          31,442          84,683             5,316
                                                          ---------------  ---------------  --------------   ---------------

REALIZED & UNREALIZED GAINS (LOSSES)
  Net realized gains (losses) from:
      Security transactions                                    1,732,039        1,921,629         937,324        (2,615,485)
      Foreign currency transactions (Note 5)                           -                -               -          (589,674)
  Net change in unrealized appreciation/depreciation on:
      Investments                                             (3,292,451)      (2,248,424)     (2,106,669)          535,865
      Foreign currency translation (Note 5)                            -                -               -            39,176
                                                          ---------------  ---------------  --------------   ---------------

NET REALIZED & UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS & FOREIGN CURRENCIES                         (1,560,412)        (326,795)     (1,169,345)       (2,630,118)
                                                          ---------------  ---------------  --------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                           $ (1,596,572)      $ (295,353)   $ (1,084,662)     $ (2,624,802)
                                                          ---------------  ---------------  --------------   ---------------



DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                            Large Cap Value Fund            Small Cap Value Fund
                                                          Six Months        Year          Six Months        Year
                                                            Ended          ended           Ended           ended
                                                         September 30,   March 31,      September 30,    March 31,
                                                         2001 (Unaudited)   2001        2001 (Unaudited)    2001
                                                        -----------------------------  ------------------------------

FROM OPERATIONS:
   Net investment income (loss)                            $ (36,160)       $ 17,656        $ 31,442       $ 105,631
   Net realized gains (losses) from security transactions  1,732,039         820,423       1,921,629      (2,564,886)
   Net change in net unrealized appreciation/depreciation
      on investments                                      (3,292,451)       (120,365)     (2,248,424)      4,308,224
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations     (1,596,572)        717,714        (295,353)      1,848,969
                                                        -------------  --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A                             -        (116,547)              -        (102,749)
   From net investment income, Class C                             -            (533)              -          (4,422)
                                                        -------------  --------------  --------------  --------------
Decrease in net assets from distributions
      to shareholders                                              -        (117,080)              -        (107,171)
                                                        -------------  --------------  --------------  --------------

FROM CAPITAL SHARE TRANSACTIONS:
Class A
   Proceeds from shares sold                               1,264,839       5,306,240         963,096       4,625,171
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                -         105,172               -          99,629
   Payments for shares redeemed                             (907,484)     (1,874,801)     (1,176,728)     (3,451,480)
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in net assets from Class A
   Share transactions                                        357,355       3,536,611        (213,632)      1,273,320
                                                        -------------  --------------  --------------  --------------

Class C
   Proceeds from shares sold                                 224,207         177,022          26,416          32,438
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                -             295               -           1,107
   Payments for shares redeemed                              (50,965)       (271,819)        (79,687)     (1,834,754)
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in net assets from Class C
   Share transactions                                        173,242         (94,502)        (53,271)     (1,801,209)
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in net assets from capital share tran530,597s      3,442,109        (266,903)       (527,889)
                                                        -------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (1,065,975)      4,042,743        (562,256)      1,213,909

NET ASSETS:
   Beginning of period/year                               14,689,385      10,646,642      16,891,760      15,677,851
                                                        -------------  --------------  --------------  --------------
   End of period/year                                   $ 13,623,410    $ 14,689,385    $ 16,329,504    $ 16,891,760
                                                        =============  ==============  ==============  ==============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                   $ (36,160)            $ -        $ 31,442             $ -
                                                        =============  ==============  ==============  ==============

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                            Large Cap Value Fund            Small Cap Value Fund
                                                          Six Months        Year          Six Months        Year
                                                            Ended          ended           Ended           ended
                                                         September 30,   March 31,      September 30,    March 31,
                                                         2001 (Unaudited)   2001        2001 (Unaudited)    2001
                                                        -----------------------------  ------------------------------
CAPITAL SHARE ACTIVITY:
Class A
   Shares sold                                                98,726         437,209          84,877         434,921
   Shares issued in reinvestment of distributions
      to shareholders                                              -           9,391               -           9,648
   Shares redeemed                                           (70,861)       (167,989)       (107,457)       (375,628)
                                                        -------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding              27,865         278,611         (22,580)         68,941
   Shares outstanding, beginning of period/year            1,190,627         912,016       1,558,939       1,489,998
                                                        -------------  --------------  --------------  --------------
   Shares outstanding, end of period/year                  1,218,492       1,190,627       1,536,359       1,558,939
                                                        =============  ==============  ==============  ==============

Class C
   Shares sold                                                17,707          16,067           2,351           3,329
   Shares issued in reinvestment of distributions
      to shareholders                                              -              27               -             538
   Shares redeemed                                            (4,187)        (25,803)         (7,079)       (203,383)
                                                        -------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding              13,520          (9,709)         (4,728)       (199,516)
   Shares outstanding, beginning of period/year               38,091          47,800          67,007         266,523
                                                        -------------  --------------  --------------  --------------
   Shares outstanding, end of period/year                     51,611          38,091          62,279          67,007
                                                        =============  ==============  ==============  ==============


DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                Balanced Fund                International Fund
                                                          Six Months        Year          Six Months        Year
                                                            Ended          ended           Ended           ended
                                                         September 30,   March 31,      September 30,    March 31,
                                                         2001 (Unaudited)   2001        2001 (Unaudited)    2001
                                                        -----------------------------  ------------------------------

FROM OPERATIONS:
   Net investment income (loss)                             $ 84,683       $ 192,323         $ 5,316      $ (143,503)
   Net realized gains (losses) from:
      Security transactions                                  937,324         403,697      (2,615,485)      1,513,168
      Foreign currency transactions                                -               -        (589,674)       (984,023)
   Net change in net unrealized appreciation/depreciation on:
      Investments                                         (2,106,669)        465,383         535,865      (8,079,807)
      Foreign currency translation                                 -               -          39,176         551,530
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations     (1,084,662)      1,061,403      (2,624,802)     (7,142,635)
                                                        -------------  --------------  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A                       (63,858)       (183,326)         (9,770)         (6,970)
   From net investment income, Class C                          (563)         (8,933)              -            (714)
   From net realized gains, Class A                                -        (191,788)              -      (4,156,648)
   From net realized gains, Class C                                -         (23,707)              -        (411,117)
                                                        -------------  --------------  --------------  --------------
Decrease in net assets from distributions
      to shareholders                                        (64,421)       (407,754)         (9,770)     (4,575,449)
                                                        -------------  --------------  --------------  --------------

FROM CAPITAL SHARE TRANSACTIONS:
Class A
   Proceeds from shares sold                               1,306,903       6,810,393       1,410,763       3,267,552
   Net asset value of shares issued in
      reinvestment of distributions to shareholders           62,163         314,128           9,140       4,090,926
   Payments for shares redeemed                           (1,077,060)     (3,888,347)     (1,772,978)     (1,689,831)
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in net assets from Class A
   Share transactions                                        292,006       3,236,174        (353,075)      5,668,647
                                                        -------------  --------------  --------------  --------------

Class C
   Proceeds from shares sold                                  19,755          29,822          16,879         253,202
   Net asset value of shares issued in
      reinvestment of distributions to shareholders               47          25,940               -         387,173
   Payments for shares redeemed                              (62,724)       (904,350)       (110,748)       (159,000)
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in net assets from Class C
   Share transactions                                        (42,922)       (848,588)        (93,869)        481,375
                                                        -------------  --------------  --------------  --------------
Net increase (decrease) in assets from capital share transact249,084       2,387,586        (446,944)      6,150,022
                                                        -------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     (899,999)      3,041,235      (3,081,516)     (5,568,062)

NET ASSETS:
   Beginning of period/year                               12,938,715       9,897,480      15,940,826      21,508,888
                                                        -------------  --------------  --------------  --------------
   End of period/year                                   $ 12,038,716    $ 12,938,715    $ 12,859,310    $ 15,940,826
                                                        =============  ==============  ==============  ==============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                    $ 20,262             $ -        $ (4,455)            $ -
                                                        =============  ==============  ==============  ==============

DEAN FAMILY OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                Balanced Fund             International Value Fund
                                                          Six Months        Year          Six Months        Year
                                                            Ended          ended           Ended           ended
                                                         September 30,   March 31,      September 30,    March 31,
                                                         2001 (Unaudited)   2001        2001 (Unaudited)    2001
                                                        -----------------------------  ------------------------------
CAPITAL SHARE ACTIVITY:
Class A
   Shares sold                                               116,548         635,330         139,343         258,205
   Shares issued in reinvestment of distributions
      to shareholders                                          5,823          30,034             946         368,916
   Shares redeemed                                           (98,177)       (372,075)       (174,421)       (134,188)
                                                        -------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding              24,194         293,289         (34,132)        492,933
   Shares outstanding, beginning of period/year            1,140,227         846,938       1,467,657         974,724
                                                        -------------  --------------  --------------  --------------
   Shares outstanding, end of period/year                  1,164,421       1,140,227       1,433,525       1,467,657
                                                        =============  ==============  ==============  ==============

Class C
   Shares sold                                                 1,833           2,911           1,798          14,558
   Shares issued in reinvestment of distributions
      to shareholders                                              5           2,613               -          35,659
   Shares redeemed                                            (5,877)        (87,963)        (12,303)        (12,256)
                                                        -------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding              (4,039)        (82,439)        (10,505)         37,961
   Shares outstanding, beginning of period/year               46,646         129,085         134,264          96,303
                                                        -------------  --------------  --------------  --------------
   Shares outstanding, end of period/year                     42,607          46,646         123,759         134,264
                                                        =============  ==============  ==============  ==============


DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period               $ 11.97        $ 11.11       $ 10.65        $ 12.21           $ 10.00
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                      (0.03)          0.02          0.01           0.05              0.03
   Net realized and unrealized gains (losses)
      on investments                                 (1.20)          0.97          0.46          (1.44)             2.36
                                            --------------   ------------- -------------  -------------  ----------------
Total from investment operations                     (1.23)          0.99          0.47          (1.39)             2.39
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                            -          (0.13)        (0.01)         (0.05)            (0.03)
   From net realized gains                               -              -             -          (0.12)            (0.15)
                                            ---------------  ------------- -------------  -------------  ----------------
Total distributions                                      -          (0.13)        (0.01)         (0.17)            (0.18)
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                     $ 10.74        $ 11.97       $ 11.11        $ 10.65           $ 12.21
                                            ===============  ============= =============  =============  ================

Total Return  (b)                                   (10.28)%        9.03%         4.38%         (11.48)%          24.11%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                     $ 13,089,233    $14,247,739  $ 10,134,912     $9,315,112       $ 7,669,807
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       1.87%          2.23%         2.11%          2.29%             2.72% (a)
   After fee waivers and/or
      reimbursements by Adviser                      1.85%          1.85%         1.85%          1.85%             1.84% (a)
Ratio of net investment income (loss)
     to average net assets                           (0.45)%        0.19%         0.02%          0.46%             0.30% (a)
Portfolio turnover rate                                63%           103%           71%            55%               54% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (May 28, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period               $ 11.59        $ 10.71       $ 10.57        $ 12.16           $ 10.76
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                      (0.07)         (0.04)        (0.03)         (0.02)            (0.01)
   Net realized and unrealized gains (losses)
      on investments                                 (1.17)          0.93          0.18          (1.45)             1.56
                                            --------------   ------------- -------------  -------------  ----------------
Total from investment operations                     (1.24)          0.89          0.15          (1.47)             1.55
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                            -          (0.01)        (0.01)             -                 -
   From net realized gains                               -              -             -          (0.12)            (0.15)
                                            ---------------  ------------- -------------  -------------  ----------------
Total distributions                                      -          (0.01)        (0.01)         (0.12)            (0.15)
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                     $ 10.35        $ 11.59       $ 10.71        $ 10.57           $ 12.16
                                            ===============  ============= =============  =============  ================

Total Return (b)                                    (10.70)%        8.35%         1.38%         (12.12)%          14.63%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                        $ 534,177      $ 441,646     $ 511,730      $ 531,871         $ 136,237
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       3.26%          4.37%         4.04%          8.53%            52.73% (a)
   After fee waivers and/or
      reimbursements by Adviser                      2.60%          2.60%         2.60%          2.60%             2.59% (a)
Ratio of net investment income (loss)
     to average net assets                           (1.20)%        (0.56)%       (0.22)%        (0.31)%           (0.55)(a)
Portfolio turnover rate                                63%           103%           71%            55%               54% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (August 19, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period               $ 10.40         $ 8.95        $ 9.15        $ 12.84           $ 10.00
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                       0.02           0.08          0.14           0.08              0.03
   Net realized and unrealized gains (losses)
      on investments                                 (0.20)          1.44         (0.19)         (3.03)             3.30
                                            ---------------  ------------- -------------  -------------  ----------------
Total from investment operations                     (0.18)          1.52         (0.05)         (2.95)             3.33
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                            -          (0.07)        (0.15)         (0.06)            (0.02)
   From net realized gains                               -              -             -          (0.68)            (0.47)
                                            --------------   ------------- -------------  -------------  ----------------
Total distributions                                      -          (0.07)        (0.15)         (0.74)            (0.49)
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                     $ 10.22        $ 10.40        $ 8.95         $ 9.15           $ 12.84
                                            ===============  ============= =============  =============  ================

Total Return  (b)                                    (1.73)%       16.94%         (0.53)%       (23.39)%          33.86%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                     $ 15,707,425    $16,208,623  $ 13,333,607    $15,479,055      $ 19,437,554
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       2.01%          2.40%         1.92%          1.89%             1.98% (a)
   After fee waivers and/or
      reimbursements by Adviser                      1.85%          1.85%         1.85%          1.85%             1.84% (a)
Ratio of net investment income (loss)
     to average net assets                           0.38%          0.79%         1.49%          0.83%             0.35% (a)
Portfolio turnover rate                                29%            54%           90%            79%               62% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (May 28, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period               $ 10.20         $ 8.80        $ 9.05        $ 12.79           $ 10.95
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                          -           0.03         (0.01)          0.01             (0.02)
   Net realized and unrealized gains (losses)
      on investments                                 (0.21)          1.44         (0.09)         (3.03)             2.33
                                            --------------   ------------- -------------  -------------  ----------------
Total from investment operations                     (0.21)          1.47         (0.10)         (3.02)             2.31
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                            -          (0.07)        (0.15)         (0.04)                -
   From net realized gains                               -              -             -          (0.68)            (0.47)
                                            ---------------  ------------- -------------  -------------  ----------------
Total distributions                                      -          (0.07)        (0.15)         (0.72)            (0.47)
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                      $ 9.99        $ 10.20        $ 8.80         $ 9.05           $ 12.79
                                            ===============  ============= =============  =============  ================

Total Return (b)                                     (2.06)%       16.66%         (1.11)%       (24.00)%          21.63%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                        $ 622,079      $ 683,137   $ 2,344,244     $2,560,618       $ 1,392,036
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       2.45%          3.18%         2.32%          2.70%             6.41% (a)
   After fee waivers and/or
      reimbursements by Adviser                      2.31%          2.31%         2.31%          2.60%             2.59% (a)
Ratio of net investment income (loss)
     to average net assets                           (0.08)%        0.35%         (0.31)%        0.17%           (0.42)% (a)
Portfolio turnover rate                                29%            54%           90%            79%               62% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (August 1, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period               $ 10.92        $ 10.16       $ 10.75        $ 11.55           $ 10.00
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                       0.05           0.20          0.28           0.19              0.17
   Net realized and unrealized gains (losses)
      on investments                                 (0.93)          0.98         (0.66)         (0.56)             1.62
                                            ---------------  ------------- -------------  -------------  ----------------
Total from investment operations                     (0.88)          1.18         (0.38)         (0.37)             1.79
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                        (0.05)         (0.19)        (0.21)         (0.19)            (0.16)
   From net realized gains                               -          (0.23)            -          (0.24)            (0.08)
                                            ---------------  ------------- -------------  -------------  ----------------
Total distributions                                  (0.05)         (0.42)        (0.21)         (0.43)            (0.24)
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                      $ 9.99        $ 10.92       $ 10.16        $ 10.75           $ 11.55
                                            ===============  ============= =============  =============  ================

Total Return  (b)                                    (8.05)%       11.93%         (3.52)%        (3.22)%          18.07%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                     $ 11,633,450    $12,453,481   $ 8,606,480    $10,391,582       $ 7,262,670
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       1.87%          2.04%         2.13%          2.09%             2.60% (a)
   After fee waivers and/or
      reimbursements by Adviser                      1.85%          1.84%         1.85%          1.85%             1.84% (a)
Ratio of net investment income (loss)
     to average net assets                           0.94%          1.89%         2.63%          1.79%             1.85% (a)
Portfolio turnover rate                                54%            66%          196%            60%               64% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (May 28, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period               $ 10.40        $ 10.00       $ 10.73        $ 11.52           $ 10.71
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                       0.01           0.12         (0.22)          0.11              0.07
   Net realized and unrealized gains (losses)
      on investments                                 (0.89)          0.95         (0.34)         (0.55)             0.92
                                            ---------------  ------------- -------------  -------------  ----------------
Total from investment operations                     (0.88)          1.07         (0.56)         (0.44)             0.99
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                        (0.01)         (0.12)        (0.17)         (0.11)            (0.10)
   From net realized gains                               -          (0.55)            -          (0.24)            (0.08)
                                            ---------------  ------------- -------------  -------------  ----------------
Total distributions                                  (0.01)         (0.67)        (0.17)         (0.35)            (0.18)
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                      $ 9.51        $ 10.40       $ 10.00        $ 10.73           $ 11.52
                                            ===============  ============= =============  =============  ================

Total Return (b)                                     (8.44)%       11.03%         (5.24)%        (3.81)%           9.37%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                        $ 405,266      $ 485,234   $ 1,291,000     $1,885,376       $ 1,083,890
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       2.69%          2.73%         2.74%          3.14%             7.39% (a)
   After fee waivers and/or
      reimbursements by Adviser                      2.60%          2.60%         2.60%          2.60%             2.59% (a)
Ratio of net investment income (loss)
     to average net assets                           0.18%          1.14%         (2.13)%        1.04%             0.99% (a)
Portfolio turnover rate                                54%            66%          196%            60%               64% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (August 1, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
INTERNATIONAL VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period                $ 9.96        $ 20.11       $ 12.41        $ 11.76           $ 10.00
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                       0.01          (0.11)        (0.13)         (0.01)            (0.05)
   Net realized and unrealized gains (losses)
      on investments                                 (1.70)         (5.88)         8.50           0.69              1.81
                                            ---------------  ------------- -------------  -------------  ----------------
Total from investment operations                     (1.69)         (5.99)         8.37           0.68              1.76
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                        (0.01)         (0.01)            -              -                 -
   From net realized gains                               -          (4.15)        (0.67)         (0.03)                -
                                            ---------------  ------------- -------------  -------------  ----------------
Total distributions                                  (0.01)         (4.16)        (0.67)         (0.03)                -
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                      $ 8.26         $ 9.96       $ 20.11        $ 12.41           $ 11.76
                                            ===============  ============= =============  =============  ================

Total Return  (b)                                   (17.01)%       (30.61)%      69.26%          5.82%            17.60%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                     $ 11,846,569    $14,614,461  $ 19,605,996     $5,981,899       $ 1,295,896
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       2.34%          2.26%         2.89%          4.25%            16.66% (a)
   After fee waivers and/or
      reimbursements by Adviser                      2.06%          2.06%         2.09%          2.09%             2.04% (a)
Ratio of net investment income (loss)
     to average net assets                           0.12%          (0.72)%       (0.82)%        (0.70)%         (1.30)% (a)
Portfolio turnover rate                                71%           146%          157%           100%              109% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (October 13, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
INTERNATIONAL VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                              Six Months                                                     From (c)
                                                 Ended         Year Ended   Year Ended      Year Ended      Inception
                                              September 30,    March 31,     March 31,      March 31,        Through
                                             2001 (Unaudited)    2001          2000           1999       March 31, 1998
                                            ------------------------------ -------------  -------------  ----------------

Net asset value, beginning of period                $ 9.88        $ 19.76       $ 12.28        $ 11.72            $ 9.89
                                            ---------------  ------------- -------------  -------------  ----------------
Income (loss) from investment operations:
   Net investment income (loss)                      (0.03)         (0.21)        (0.24)         (0.10)            (0.04)
   Net realized and unrealized gains (losses)
      on investments                                 (1.67)         (5.78)         8.43           0.69              1.87
                                            ---------------  ------------- -------------  -------------  ----------------
Total from investment operations                     (1.70)         (5.99)         8.19           0.59              1.83
                                            ---------------  ------------- -------------  -------------  ----------------

Less distributions:
   From net investment income                            -          (0.01)            -              -                 -
   From net realized gains                               -          (3.88)        (0.71)         (0.03)                -
                                            ---------------  ------------- -------------  -------------  ----------------
Total distributions                                      -          (3.89)        (0.71)         (0.03)                -
                                            ---------------  ------------- -------------  -------------  ----------------

Net asset value, end of period                      $ 8.18         $ 9.88       $ 19.76        $ 12.28           $ 11.72
                                            ===============  ============= =============  =============  ================

Total Return (b)                                    (17.21)%       (30.90)%      68.54%          5.07%            18.50%
                                            ===============  ============= =============  =============  ================

Net assets, end of period                      $ 1,012,741     $1,326,365   $ 1,902,892     $1,453,569          $ 87,249
                                            ===============  ============= =============  =============  ================

Ratio of expenses to average net assets:
   Before fee waivers and/or expense
      reimbursement by Adviser                       3.06%          2.72%         3.53%          5.91%            58.89% (a)
   After fee waivers and/or
      reimbursements by Adviser                      2.72%          2.72%         2.71%          2.84%             2.82% (a)
Ratio of net investment income (loss)
     to average net assets                           (0.54)%        (1.40)%       (1.61)%        (1.23)%         (1.94)% (a)
Portfolio turnover rate                                71%           146%          157%           100%              109% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized.
(c) Represents the period from the initial Public Offering of Shares (November 6, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2001 (Unaudited)

1.        Organization
The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940, as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four fund series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund (the Funds). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Value Fund) were purchased at $10.00 per share. The International Value Fund was capitalized on October 13, 1997.

The Large Cap Value Fund -seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

The Small Cap Value Fund -seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

The Balanced Fund -seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

The International Value Fund- seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.54% of net asset value and a distribution fee of up to 0.25% per annum of the average daily net assets allocable to Class A shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% of net asset value if redeemed within a one-year period from purchase and a distribution fee of up to 1.00% per annum of average daily net assets allocable to Class C shares). Each Class A and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.        Significant Accounting Policies
The following is a summary of the Trust's significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the last reported sale price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sale price or, if the last sale price is not readily available, at the last price as quoted by brokers that make markets in the securities. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. With respect to the International Value Fund, securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange and the U.S. dollar value of foreign securities and forward foreign currency exchange contracts is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.


2.        Significant Accounting Policies (continued)
Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of each Fund is equal to net asset value per share. A contingent deferred sales load is imposed upon certain redemptions of Class A shares that were purchased at net asset value if a commission was paid by the Underwriter to a participating unaffiliated dealer at the time of the purchase and the Class A shares are redeemed within one year from the date of purchase. The contingent deferred sales load will equal the commission percentage paid at the time of purchase (up to 1.00%) applied to the lesser of the net asset value of the Class A shares at the time of purchase or the net asset value of the Class A shares at the time of redemption. In addition, Class C shares of each Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders - The Large Cap Value Fund, the Balanced Fund and the International Value Fund each expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Small Cap Value Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Allocation between classes - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund.

Organization expenses - Expenses of the organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.



2. Significant Accounting Policies (continued)
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 2001, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

                                 Amount          Expires March 31,
Small Cap Value Fund          $ 1,175,621             2008
                              $ 3,427,089             2009
Balanced Fund                 $    97,947             2008


The following information is based upon
the federal income tax cost of portfolio investments as of September 30, 2001:


                                                     Large Cap          Small Cap           Balanced         International
                                                     Value Fund         Value Fund          Fund             Value Fund

Gross unrealized appreciation.....................   $     666,174      $  2,259,684       $   426,912      $      320,091
Gross unrealized depreciation.....................      (3,195,022)       (2,392,056)       (2,047,228)         (2,670,243)
                                                      -------------     -------------      ------------      --------------
Net unrealized appreciation (depreciation)........   $ (2,528,848)      $   (132,372)      $(1,620,316)     $   (2,350,152)
                                                     ==============     =============      ============     ===============

Federal income tax cost...........................   $16,118,140        $ 16,494,721       $13,290,321      $   14,953,165
                                                     ============       ============       ===========      ==============


3. Investment Transactions
Investment transactions, other than short-term investments, were as follows for the six months ended September 30, 2001:

                                                       Large Cap          Small Cap          Balanced        International
                                                       Value Fund         Value Fund         Fund            Value Fund

Purchases of portfolio securities..................    $ 9,765,547        $   5,640,193      $ 7,217,165      $   9,468,035
                                                       ===========        =============      ===========      =============
Proceeds from sales and maturities of portfolio
securities                                             $ 9,281,090        $   4,961,768      $ 6,581,242      $   9,029,047
                                                       ===========        =============      ===========      =============

4. Commitments and Transactions with Affiliates Certain trustees and officers of the Trust are also officers of C.H. Dean & Associates, Inc. (the Adviser) or of Unified Fund Services, Inc. (UFS), the administrative services agent, transfer and shareholder servicing agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an advisory agreement. The Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets of the International Value Fund.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Value Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the annual rate of 0.50% of the Fund's average daily net assets.

Pursuant to a written contract between the Advisor and the Trust, the Adviser waived $3,663 of its advisory fees for the Large Cap Value Fund; waived $14,376 of its advisory fees for the Small Cap Value 3. Commitments and Transactions with Affiliates - continued Fund; waived $1,843 advisory fees for the Balanced Fund; and waived $30,124 of its advisory fees for the International Value Fund during the six months ended September 30, 2001. For the six months ended September 30, 2001, the Adviser paid, on behalf of the Trust, the Trustees fees as set forth in the Statement of Additional Information.

ADMINISTRATION AGREEMENT
Under the terms of a Mutual Fund Services Agreement, UFS serves as administrative services agent for the Trust. UFS supplies non-investment related administrative and compliance services for the Funds. UFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, UFS receives a monthly fee from each Fund at an annual rate of 0.09% on its average daily net assets up to $100 million, 0.06% on the next $150 million of such net assets, and 0.03% on such net assets in excess of $250 million, subject to a $15,000 minimum annual fee for each Fund. In addition each Fund pays additional expenses including, but not limited to, fees for federal and state securities registration.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of the Mutual Fund Services Agreement, UFS serves as transfer and shareholder services agent for the Trust. UFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, UFS receives a monthly fee based on the number of shareholder accounts in each class of each Fund, subject to a $2,000 minimum monthly fee for each Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Mutual Fund Services Agreement, UFS serves as accounting services agent for the Trust. UFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, UFS receives a monthly fee from each Fund at a rate of 0.05% of its average daily net assets up to $100 million, 0.04% of the next $150 million of such net assets, and 0.03% of such net assets in excess of $250 million, subject to $20,000 minimum annual fees for each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by UFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
2480 Securities LLC (the Underwriter), an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,088, $181, $1,589 and $25 from underwriting and broker commissions on the sale of shares of the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund, respectively, during the six months ended September 30, 2001.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan), which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of 0.25% of a Fund's average daily net assets attributable to Class C shares. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per annum of a Fund's average daily net assets attributable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund's Class C shares.

5. Foreign Currency Translation
With respect to the International Value Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchanges or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

6.        Forward Foreign Currency Exchange Contracts
The International Value Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions (a cross-hedge occurs when forward foreign currency contracts are executed for a currency that has a high correlation with the currency that is being hedged). The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchanges rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains or losses are included in the Fund's Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of September 30, 2001, the International Value Fund had forward foreign currency exchange contracts outstanding as follows:

                                                           Net Appreciation
Settlement                                                  (Depreciation)
Date                  To Deliver       To Receive           in U.S. Dollars
Contracts To Sell
10/02/01               (384,657) MXN        40,058   USD           $ (377)
12/14/01               (147,000) GBP       207,985   USD           (8,061)
12/14/01           (118,466,000) JPY       997,763   USD           (2,284)
Total sell contracts                                              (10,722)

Contracts to Buy
10/01/01                (56,568) EUR        52,009   USD             (489)
10/02/01               (132,945) EUR       121,020   USD               59
12/14/01               (238,269) EUR       147,000   GBP            7,043
12/14/01             (1,171,771) EUR   118,466,000   JPY           94,000
Total buy contracts                                               100,613
Net Contracts                                                    $ 89,891


GBP - British Pound Sterling
EUR - Euro Dollar
JPY - Japanese Yen
MXN - Mexican Peso
USD - U.S. Dollar